Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
99.67%	COMMON STOCKS(A)

2.88%	BEVERAGES
	Brown-Forman Corp. - Class B	12,467	$864,462
	The Coca-Cola Co.	16,835	795,285
			1,659,747
9.96%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	10,368	934,675
	Leggett & Platt, Inc.	26,298	1,054,287
	Lowe's Cos., Inc.	7,933	1,181,303
	McDonald's Corp.	4,163	808,788
	Target Corp.	7,286	917,162
	VF Corp.	13,946	841,781
			5,737,995
2.57%	ENERGY

	Chevron Corp.	8,806	739,176
	Exxon Mobil Corp.	17,674	743,722
			1,482,898
10.73%	FINANCIAL

	Aflac Inc.	21,683	771,264
	Chubb Ltd	7,254	922,999
	Cincinnati Financial Corp.	9,628	750,310
	Franklin Resources, Inc.	48,096	1,012,421
	People's United Financial, Inc.	67,250	725,627
	S&P Global Inc.	2,697	944,624
	T. Rowe Price Group, Inc.	7,639	1,054,946
			6,182,191
10.08%	FOOD & STAPLE RETAILING

	Archer-Daniels-Midland Co.	21,217	908,724
	Hormel Foods Corp.	16,041	815,845
	McCormick & Co., Inc.	4,968	968,263
	The Procter & Gamble Co.	6,344	831,825
	Sysco Corp.	15,292	808,182
	Walgreens Boots Alliance, Inc.	17,500	712,425
	Walmart Inc.	5,891	762,295

			5,807,559
8.34%	HEALTH CARE
	Abbott Laboratories	8,039	809,045
	AbbVie Inc.	9,280	880,765
	Becton, Dickinson and Co.	2,849	801,538
	Cardinal Health, Inc.	15,359	838,909
	Johnson & Johnson	4,881	711,456
	Medtronic PLC	7,898	761,999
			4,803,712
5.88%	HOUSEHOLD PRODUCTS
	The Clorox Co.	3,973	939,654
	Colgate-Palmolive Co.	10,638	821,254
	Kimberly-Clark Corp.	5,403	821,472
	PepsiCo, Inc.	5,831	802,695

			3,385,075

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2020 (unaudited)

	Shares	Fair Value
26.61% INDUSTRIAL

3M Co.	5,265	$792,225
A.O. Smith Corp.	18,856	907,728
Carrier Global Corp.	47,755	1,300,846
Caterpillar Inc.	6,800	903,584
Cintas Corp.	3,761	1,135,333
Dover Corp.	8,558	880,875
Emerson Electric Co.	14,346	889,595
Expeditors International of Washington, Inc.	10,792	912,032
General Dynamics Corp.	5,799	850,945
Illinois Tool Works Inc.	4,876	902,011
Otis Worldwide Corp.	15,871	995,747
Pentair PLC	24,561	1,052,439
Roper Technologies, Inc.	2,396	1,036,150
Stanley Black & Decker, Inc.	7,124	1,092,252
Raytheon Technologies Corp.	11,990	679,593
W.W. Grainger, Inc.	2,919	996,926

		15,328,281
1.29%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	5,577	741,239
13.10%	MATERIALS

	Air Products & Chemicals, Inc.	3,571	1,023,556
	Albemarle Corp.	12,407	1,023,081
	Amcor PLC	92,423	951,957
	Ecolab Inc.	4,308	805,941
	Linde PLC	4,152	1,017,697
	Nucor Corp.	20,151	845,334
	PPG Industries, Inc.	8,341	897,909
	The Sherwin-Williams Co.	1,510	978,359

			7,543,834
4.27%	REAL ESTATE

	Essex Property Trust, Inc.	3,174	700,629
	Federal Realty Investment Trust	10,845	827,474
	Realty Income Corp.	15,490	930,174
			2,458,277
1.34%	TELECOMMUNICATION SERVICES

	AT&T Inc.	26,000	769,080
2.62%	UTILITIES
	Atmos Energy Corp.	7,460	790,685
	Consolidated Edison, Inc.	9,315	715,671
			1,506,356
99.67%	TOTAL COMMON STOCKS(A)		57,406,244
0.31%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.09%*	178,427	178,427
99.98%	TOTAL INVESTMENTS		57,584,671
0.02%	Other assets, net of liabilities		13,436
100.00%	NET ASSETS		$57,598,107

* Effective 7 day yield as of July 31, 2020

(A)All or a portion of securities are held as collateral for options written

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF OPTIONS WRITTEN

July 31, 2020 (unaudited)

-0.03% OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
3M Co.	3	$(45,141)	$160.00	07/31/20	$(3.00)
Abbott Laboratories	4	(40,256)	99.00	07/31/20	(676.00)
AbbVie Inc.	4	(37,964)	95.00	07/31/20	(200.00)
Aflac Inc.	12	(42,684)	37.00	07/31/20	(60.00)
Archer-Daniels-Midland Co.	10	(42,830)	42.00	07/31/20	(1,130.00)
AT&T Inc.	14	(41,412)	29.50	07/31/20	(112.00)
Automatic Data Processing, Inc.	3	(39,873)	145.00	07/31/20	(390.00)
Becton, Dickinson and Co.	2	(56,268)	272.50	07/31/20	(1,630.00)
Cardinal Health, Inc.	8	(43,696)	56.50	07/31/20	(200.00)
Caterpillar Inc.	3	(39,864)	137.00	07/31/20	(9.00)
Chevron Corp.	5	(41,970)	90.00	07/31/20	(5.00)
The Clorox Co.	2	(47,302)	227.50	07/31/20	(1,830.00)
The Coca-Cola Co.	9	(42,516)	48.50	07/31/20	(9.00)
Colgate-Palmolive Co.	6	(46,320)	74.00	07/31/20	(1,422.00)
Consolidated Edison Inc.	6	(46,098)	75.50	07/31/20	(942.00)
Emerson Electric Co.	7	(43,407)	63.00	07/31/20	(49.00)
Exxon Mobile Corp.	10	(42,080)	43.50	07/31/20	(10.00)
General Dynamics Corp.	3	(44,022)	150.00	07/31/20	(15.00)
Hormel Foods Corp.	8	(40,688)	50.00	07/31/20	(1,640.00)
Illinois Tool Works Inc.	2	(36,998)	185.00	07/31/20	(100.00)
Johnson & Johnson	3	(43,728)	147.00	07/31/20	(3.00)
Kimberly-Clark Corp.	3	(45,612)	147.00	07/31/20	(1,455.00)
Lowe's Cos., Inc.	3	(44,673)	147.00	07/31/20	(522.00)
McDonald's Corp.	2	(38,856)	197.50	07/31/20	(2.00)
Medtronic PLC	4	(38,592)	96.00	07/31/20	(188.00)
Nucor Corp.	10	(41,950)	42.50	07/31/20	(50.00)
PepsiCo, Inc.	3	(41,298)	136.00	07/31/20	(474.00)
PPG Industries, Inc.	4	(43,060)	110.00	07/31/20	(660.00)
The Procter & Gamble Co.	3	(39,336)	126.00	07/31/20	(1,575.00)
Raytheon Technologies	7	(39,676)	60.00	07/31/20	(7.00)
S&P Global Inc.	1	(35,025)	350.00	07/31/20	(42.00)
Stanley Black & Decker, Inc.	3	(45,996)	152.50	07/31/20	(600.00)
Sysco Corp.	8	(42,280)	55.00	07/31/20	(120.00)
Target Corp.	3	(37,764)	124.00	07/31/20	(555.00)
VF Corp.	7	(42,252)	60.00	07/31/20	(1,540.00)
Walmart Inc.	10	(40,710)	40.50	07/31/20	(300.00)
W.W. Grainger, Inc.	3	(38,820)	131.00	07/31/20	(3.00)

TOTAL CALL OPTIONS WRITTEN					(18,528)
-0.03% TOTAL OPTIONS WRITTEN					$(18,528)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2		Level 3
		Other		Significant
		Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
COMMON STOCKS	$57,406,244		$-	$-	$57,406,244
MONEY MARKET FUNDS	178,427		-	-	178,427
TOTAL INVESTMENTS	$57,584,671		$-	$-	$57,584,671

OPTIONS WRITTEN	$(18,528)		$-	$-	$(18,528)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $50,424,718 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$9,616,877
		Gross unrealized depreciation			(2,456,923)
		Net unrealized appreciation			$7,159,954